Third Quarter Report
September 30, 2023 (Unaudited)
Columbia Real Estate Equity Fund
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Portfolio of Investments
Columbia Real Estate Equity Fund, September 30, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 95.9%
Issuer	Shares	Value ($)
Real Estate 95.9%
Data Center REITs 10.9%
Digital Realty Trust, Inc.	21,200	2,565,624
Equinix, Inc.	19,909	14,459,110
Total Data Center REITs		17,024,734
Health Care REITs 10.8%
Healthcare Realty Trust, Inc.	65,300	997,131
Healthpeak Properties, Inc.	243,971	4,479,308
Omega Healthcare Investors, Inc.	38,900	1,289,924
Sabra Health Care REIT, Inc.	241,900	3,372,086
Welltower, Inc.	81,848	6,704,988
Total Health Care REITs		16,843,437
Hotel & Resort REITs 3.3%
Apple Hospitality REIT, Inc.	36,600	561,444
Host Hotels & Resorts, Inc.	123,805	1,989,546
Park Hotels & Resorts, Inc.	97,800	1,204,896
RLJ Lodging Trust	26,200	256,498
Ryman Hospitality Properties, Inc.	9,700	807,816
Sunstone Hotel Investors, Inc.	35,600	332,860
Total Hotel & Resort REITs		5,153,060
Industrial REITs 17.9%
Americold Realty Trust, Inc.	44,600	1,356,286
First Industrial Realty Trust, Inc.	99,603	4,740,107
Prologis, Inc.	155,419	17,439,566
Terreno Realty Corp.	76,300	4,333,840
Total Industrial REITs		27,869,799
Multi-Family Residential REITs 13.8%
AvalonBay Communities, Inc.	44,553	7,651,532
Centerspace	2,579	155,410
Elme Communities	12,200	166,408
Equity Residential	62,600	3,675,246
Essex Property Trust, Inc.	32,500	6,892,925
Independence Realty Trust, Inc.	50,000	703,500
UDR, Inc.	56,468	2,014,214
Veris Residential, Inc.	10,700	176,550
Total Multi-Family Residential REITs		21,435,785
Common Stocks (continued)
Issuer	Shares	Value ($)
Office REITs 4.3%
Alexandria Real Estate Equities, Inc.	28,942	2,897,094
Brandywine Realty Trust	282,400	1,282,096
COPT Defense Properties	18,600	443,238
Cousins Properties, Inc.	25,400	517,398
Easterly Government Properties, Inc.	26,800	306,324
Highwoods Properties, Inc.	58,600	1,207,746
Total Office REITs		6,653,896
Other Specialized REITs 6.8%
EPR Properties	18,800	780,952
Four Corners Property Trust, Inc.	21,700	481,523
Iron Mountain, Inc.	54,700	3,251,915
Lamar Advertising Co., Class A	14,716	1,228,345
Outfront Media, Inc.	44,100	445,410
VICI Properties, Inc.	150,000	4,365,000
Total Other Specialized REITs		10,553,145
Retail REITs 13.9%
Brixmor Property Group, Inc.	165,264	3,434,186
Federal Realty Investment Trust	46,353	4,200,972
Realty Income Corp.	112,241	5,605,316
Simon Property Group, Inc.	73,844	7,977,367
SITE Centers Corp.	32,382	399,270
Total Retail REITs		21,617,111
Self Storage REITs 7.4%
Extra Space Storage, Inc.	50,765	6,172,009
Public Storage	20,500	5,402,160
Total Self Storage REITs		11,574,169
Single-Family Residential REITs 5.9%
Invitation Homes, Inc.	156,983	4,974,791
Sun Communities, Inc.	35,615	4,214,679
Total Single-Family Residential REITs		9,189,470
Telecom Tower REITs 0.9%
SBA Communications Corp.	7,000	1,401,190
Total Telecom Tower REITs		1,401,190
Total Real Estate		149,315,796
Total Common Stocks (Cost: $121,462,770)		149,315,796

2	Columbia Real Estate Equity Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Real Estate Equity Fund, September 30, 2023 (Unaudited)
Money Market Funds 3.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.515%(a),(b)	4,697,155	4,695,746
Total Money Market Funds (Cost: $4,695,427)		4,695,746
Total Investments in Securities (Cost $126,158,197)		154,011,542
Other Assets & Liabilities, Net		1,653,084
Net Assets		$155,664,626
Investments in derivatives
Swap arrangement - contracts for differences
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Cash & other receivable (payable) ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Appreciation on underlying contracts for differences (CFDs), accrued income on long CFDs, and SOFR less a spread of 40-55 basis points on short CFDs.	Depreciation on underlying CFDs, accrued income on underlying short CFDs, and SOFR plus a spread of 40 basis points on long CFDs	Monthly	Goldman Sachs International	09/30/2026	USD	66,792,736	(143,638)	(52,873)	—	(196,511)
The following table represents the contracts for differences underlying the swap arrangement as of September 30, 2023. Percentages represent the unrealized appreciation (depreciation) of each underlying contract for difference compared to the aggregate unrealized appreciation (depreciation) of the swap arrangement:
Description	Shares	Notional Amount ($)	Appreciation (Depreciation) ($)	(%)
Long Equity Contracts for Differences
Real Estate
Diversified REITs
WP Carey, Inc.	19,800	1,103,494	(32,710)	(16.6)
Broadstone Net Lease, Inc.	85,400	1,371,524	(150,304)	(76.5)
Health Care REITs
Ventas, Inc.	67,500	3,011,850	(168,075)	(85.5)
Hotel & Resort REITs
Host Hotels & Resorts, Inc.	158,000	2,622,800	(83,740)	(42.6)
Park Hotels & Resorts, Inc.	244,600	3,206,706	(193,234)	(98.3)
Industrial REITs
STAG Industrial, Inc.	30,200	1,107,132	(64,930)	(33.0)
Multi-Family Residential REITs
AvalonBay Communities, Inc.	6,000	1,103,340	(72,900)	(37.1)
Mid-America Apartment Communities, Inc.	19,900	2,746,200	(186,065)	(94.7)
Office REITs
Kilroy Realty Corp.	18,700	670,021	(78,914)	(40.2)
Boston Properties, Inc.	59,300	3,930,404	(403,240)	(205.2)
Other Specialized REITs
VICI Properties, Inc.	150,700	4,394,071	(8,700)	(4.4)
Retail REITs
Regency Centers Corp.	30,600	1,949,526	(130,662)	(66.5)
Kite Realty Group Trust	36,200	833,686	(58,282)	(29.7)
Retail Opportunity Investments Corp.	211,200	2,935,680	(321,024)	(163.4)
Agree Realty Corp.	57,000	3,268,920	(120,240)	(61.2)
Self Storage REITs
National Storage Affiliates Trust	13,300	463,372	(41,230)	(21.0)
Columbia Real Estate Equity Fund | Third Quarter Report 2023	3

Portfolio of Investments   (continued)
Columbia Real Estate Equity Fund, September 30, 2023 (Unaudited)
Description	Shares	Notional Amount ($)	Appreciation (Depreciation) ($)	(%)
Telecom Tower REITs
SBA Communications Corp.	2,500	545,375	(44,950)	(22.9)
Total		35,264,101	(2,159,200)

Description	Shares	Notional Amount ($)	Appreciation (Depreciation) ($)	(%)
Short Equity Contracts for Differences
Real Estate
Health Care REITs
Medical Properties Trust, Inc.	(124,700)	(748,200)	68,585	34.9
Physicians Realty Trust	(217,700)	(2,814,288)	160,525	81.7
Industrial REITs
EastGroup Properties, Inc.	(13,600)	(2,431,952)	167,144	85.1
LXP Industrial Trust	(339,500)	(3,289,755)	268,205	136.5
Multi-Family Residential REITs
Camden Property Trust	(30,600)	(3,147,822)	253,674	129.1
Apartment Income REIT Corp.	(127,800)	(4,179,060)	255,600	130.1
Office REITs
Paramount Group, Inc.	(134,000)	(707,520)	88,440	45.0
Douglas Emmett, Inc.	(144,200)	(1,946,700)	106,708	54.3
Other Specialized REITs
Gaming and Leisure Properties, Inc.	(44,119)	(1,999,094)	(10,527)	(5.4)
Retail REITs
Kimco Realty Corp.	(32,300)	(609,824)	41,667	21.2
National Retail Properties, Inc.	(22,300)	(796,110)	8,028	4.1
Urban Edge Properties	(138,400)	(2,311,280)	199,296	101.4
Phillips Edison & Co., Inc.	(54,100)	(1,902,697)	88,183	44.9
Self Storage REITs
CubeSmart	(62,000)	(2,548,200)	184,140	93.7
Telecom Tower REITs
Crown Castle International Corp.	(21,300)	(2,096,133)	135,894	69.2
Total		(31,528,635)	2,015,562

Swap arrangement - contracts for differences
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Cash & other receivable (payable) ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Appreciation on underlying contracts for difference (CFDs), accrued income on long CFDs, and 1-Day Overnight Fed Funds Effective Rate less a spread of 35 basis points on short CFDs.	Depreciation on underlying CFDs, accrued income on underlying short CFDs, and 1-Day Overnight Fed Funds Effective Rate plus a spread of 40 basis points on long CFDs.	Monthly	Morgan Stanley	08/06/2025	USD	27,779,433	(86,372)	30,678	—	(55,694)
The following table represents the contracts for differences underlying the swap arrangement as of September 30, 2023. Percentages represent the unrealized appreciation (depreciation) of each underlying contract for difference compared to the aggregate unrealized appreciation (depreciation) of the swap arrangement:
Description	Shares	Notional Amount ($)	Appreciation (Depreciation) ($)	(%)
Long Equity Contracts for Differences
Real Estate
Diversified REITs
Essential Properties Realty Trust, Inc.	131,200	3,070,080	(232,224)	(417.0)
Industrial REITs
Rexford Industrial Realty, Inc.	34,000	1,765,280	(87,380)	(156.9)
4	Columbia Real Estate Equity Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Real Estate Equity Fund, September 30, 2023 (Unaudited)
Description	Shares	Notional Amount ($)	Appreciation (Depreciation) ($)	(%)
Office REITs
Highwoods Properties, Inc.	53,700	1,228,012	(121,255)	(217.7)
Vornado Realty Trust	93,500	2,354,330	(233,750)	(419.7)
Brandywine Realty Trust	225,400	1,131,508	(108,192)	(194.3)
Self Storage REITs
Public Storage	12,300	3,371,553	(130,257)	(233.9)
Single-Family Residential REITs
Sun Communities, Inc.	14,800	1,860,952	(109,520)	(196.6)
Total		14,781,715	(1,022,578)

Description	Shares	Notional Amount ($)	Appreciation (Depreciation) ($)	(%)
Short Equity Contracts for Differences
Real Estate
Hotel & Resort REITs
Pebblebrook Hotel Trust	(250,600)	(3,686,326)	280,672	504.0
DiamondRock Hospitality Co.	(230,500)	(1,901,625)	50,710	91.1
Office REITs
SL Green Realty Corp.	(56,200)	(2,322,746)	226,486	406.7
Piedmont Office Realty Trust, Inc.	(128,400)	(812,772)	91,164	163.7
Retail REITs
Macerich Co. (The)	(48,100)	(588,263)	63,492	114.0
Spirit Realty Capital, Inc.	(41,200)	(1,500,504)	119,068	213.8
Tanger Factory Outlet Centers, Inc.	(27,800)	(654,690)	26,410	47.4
Single-Family Residential REITs
Equity LifeStyle Properties, Inc.	(22,800)	(1,530,792)	78,204	140.4
Total		(12,997,718)	936,206

Reference index and values for swap contracts as of period end
Reference index		Reference rate
1-Day Overnight Fed Funds Effective Rate	Overnight Federal Funds Effective Rate	5.330%
SOFR	Secured Overnight Financing Rate	5.310%
Notes to Portfolio of Investments
(a)	The rate shown is the seven-day current annualized yield at September 30, 2023.
(b)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.515%
	589,051	35,306,039	(31,199,645)	301	4,695,746	(106)	80,018	4,697,155
Abbreviation Legend
SOFR	Secured Overnight Financing Rate
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Real Estate Equity Fund | Third Quarter Report 2023	5

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT212_12_N01_(11/23)